Property, Plant, and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant, and Equipment
(5)	PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

(in thousands)	June 30, 2019	December 31, 2018	Estimated Useful Life
Buildings and land	$589	$589	30 years - Buildings
Enterprise hardware and software	1,742	1,742	3 years
Leaseholds	1,700	1,701	Lesser of lease term or estimated useful life
Equipment	1,003	1,002	7 years
Furniture	198	198	5 years

Property, plant and equipment, gross	5,232	5,232
Accumulated depreciation	(4,427)	(4,307)

Property, plant and equipment, net	$805	$925

Depreciation expense for the three and six months ended June 30, 2019 was approximately $0.1 million and $0.1 million, respectively as compared to approximately $0.1 million and $0.2 million, respectively, for the same periods in 2018.

(7)	PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consists of:

(in thousands)	December 31, 2018	December 31, 2017	Estimated Useful Life
Buildings and land	$589	$579	30 years-Buildings
Enterprise hardware and software	1,742	1,744	3 years
Leaseholds	1,701	1,705	Lesser of lease term or estimated useful life
Equipment	1,002	971	7 years
Furniture	198	175	5 years

Property, plant and equipment, gross	5,232	5,174
Accumulated depreciation	(4,307)	(3,876)

Property, plant and equipment, net	$925	$1,298

Depreciation expense for the years ended December 31, 2018 and 2017 was $0.4 million, $0.3 million, respectively.